Deposits and other borrowings	6 Months Ended
Mar. 31, 2022
Deposits and other borrowings
Deposits and other borrowings

Note 12. Deposits and other borrowings[1]

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Australia
Certificates of deposit	27,048	31,506	26,273	(14)	3
Non-interest bearing, repayable at call	54,829	52,819	49,467	4	11
Other interest bearing at call	361,609	345,416	315,218	5	15
Other interest bearing term	104,865	102,775	110,470	2	(5)
Total Australia	548,351	532,516	501,428	3	9
New Zealand
Certificates of deposit	2,783	3,293	3,020	(15)	(8)
Non-interest bearing, repayable at call	14,706	14,066	12,588	5	17
Other interest bearing at call	30,188	31,354	29,022	(4)	4
Other interest bearing term	27,945	27,042	26,389	3	6
Total New Zealand	75,622	75,755	71,019	—	6
Other overseas
Certificates of deposit	14,903	11,839	7,859	26	90
Non-interest bearing, repayable at call	1,008	919	—	10	—
Other interest bearing at call	1,696	1,751	753	(3)	125
Other interest bearing term	4,026	4,175	4,342	(4)	(7)
Total other overseas	21,633	18,684	12,954	16	67
Total deposits and other borrowings	645,606	626,955	585,401	3	10

1.	Non-interest bearing relates to instruments which do not carry a rate of interest.